State Farm Large Cap Equity Index Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		State Farm Large Cap Equity Index Fund
Management Fees		0.24%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses	[1]	0.30%
[1]	Expense information has been restated to reflect current fees.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Large Cap Equity Index Fund	31	97	169	381